Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2050 Portfolio℠
March 31, 2026
VIPIFF2050-NPRT1-0526
1.9909107.102
Bond Funds - 5.6%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (a) (Cost $838,385)	89,081	819,548

Domestic Equity Funds - 52.6%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	596	70,193
VIP Contrafund Portfolio - Investor Class (a)	24,195	1,339,906
VIP Equity Income Portfolio - Investor Class (a)	35,723	1,065,630
VIP Growth & Income Portfolio - Investor Class (a)	45,376	1,475,186
VIP Growth Portfolio - Investor Class (a)	24,461	2,232,767
VIP Mid Cap Portfolio - Investor Class (a)	8,850	341,447
VIP Value Portfolio - Investor Class (a)	37,997	751,588
VIP Value Strategies Portfolio - Investor Class (a)	22,336	373,675
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,512,684)		7,650,392

International Equity Funds - 41.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	116,581	1,880,458
VIP Overseas Portfolio - Investor Class (a)	160,468	4,210,693
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,761,256)		6,091,151

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,112,325)	14,561,091
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	14,561,091

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	66,953	9,947	17,591	-	1,367	9,517	70,193	596
Fidelity Inflation-Protected Bond Index Fund	1,359	-	1,365	-	(8)	14	-	-
Fidelity International Bond Index Fund	10,880	5,945	17,118	-	87	206	-	-
Fidelity Long-Term Treasury Bond Index Fund	854,416	168,986	196,648	8,608	(465)	(6,741)	819,548	89,081
VIP Contrafund Portfolio - Investor Class	1,229,493	220,607	19,057	14,668	(108)	(91,029)	1,339,906	24,195
VIP Emerging Markets Portfolio - Investor Class	1,626,587	270,044	47,546	30,326	477	30,896	1,880,458	116,581
VIP Equity Income Portfolio - Investor Class	997,075	145,725	100,661	9,495	(7)	23,498	1,065,630	35,723
VIP Government Money Market Portfolio - Investor Class	185,296	8,480	193,776	652	-	-	-	-
VIP Growth & Income Portfolio - Investor Class	1,368,520	224,516	87,477	17,920	(540)	(29,833)	1,475,186	45,376
VIP Growth Portfolio - Investor Class	2,039,668	352,110	31,602	-	(1,153)	(126,256)	2,232,767	24,461
VIP Investment Grade Bond II Portfolio - Investor Class	16,167	2,353	18,521	-	(472)	473	-	-
VIP Mid Cap Portfolio - Investor Class	312,914	38,818	23,400	2,537	519	12,596	341,447	8,850
VIP Overseas Portfolio - Investor Class	3,781,830	735,388	116,427	61,816	(1,221)	(188,877)	4,210,693	160,468
VIP Value Portfolio - Investor Class	696,224	86,828	51,017	8,327	700	18,853	751,588	37,997
VIP Value Strategies Portfolio - Investor Class	345,154	29,753	23,321	-	1,406	20,683	373,675	22,336
	13,532,536	2,299,500	945,527	154,349	582	(326,000)	14,561,091

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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